Average Annual Total Returns - VIPValuePortfolio-InitialServiceService2PRO - VIPValuePortfolio-InitialServiceService2PRO - VIP Value Portfolio	Apr. 29, 2023
VIP Value Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(4.11%)
Past 5 years	8.59%
Past 10 years	11.10%
VIP Value Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(4.17%)
Past 5 years	8.48%
Past 10 years	10.99%
VIP Value Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(4.29%)
Past 5 years	8.32%
Past 10 years	10.83%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%